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                        PRUDENTIAL MONEYMART ASSETS, INC.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102



                                February 15, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:         Prudential MoneyMart Assets, Inc.
                        1933 Act File No.: 2-55301
                        1940 Act File No.: 811-2619

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 14, 2002.

            If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.

                                                  Very truly yours,

                                                  /S/ JONATHAN D. SHAIN
                                                  ---------------------
                                                  Jonathan D. Shain
                                                  Secretary